Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Event Opportunities Trust
Entity Central Index Key	0001572617
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000127095 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class I
Trading Symbol	WCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class I / WCEIX	$159	1.53%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were United States Steel/Nippon Steel, Hess/Chevron, SPACs, Calumet Specialty Products, and IAC/Interactive. The biggest detractors from performance during the period were Pan American Silver, Becton, Dickinson & Co., Macro Portfolio Hedge, Vivendi, and Endeavor Group Holdings/Silver Lake Management. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
United States Steel/Nippon Steel	Positive	The transaction, valued at $14.9 billion, was completed in June 2025.
Hess/Chevron	Positive	The transaction, valued at $53 billion, was completed in July 2025.
Pan American Silver	Negative	The Fund suffered a loss due to the widening gap between the value of its Pan American Silver contingent value rights (CVRs)—which may pay out if the Escobal Mine in Guatemala reopens around 2029—and its short position in the company’s stock. Pan American Silver’s strong stock rally during the year reduced the relative value of the CVRs and drove the Fund’s loss.

Becton, Dickinson	Negative	In February 2025, the company announced plans to spin off its Life Sciences business in 2026. However, as the year went on, the business’s fundamentals weakened, so the Fund sold the stock in order to redeploy its capital elsewhere.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Westchester Event-Driven Fund (Class I/WCEIX) at NAV(1)	7.89%	3.13%	4.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 129,649,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,483,000
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$129,649
Total number of portfolio holdings	61
Total number of deals	51
Total advisory fee paid (‘000s)	$1,483
Portfolio turnover rate as of the end of the reporting period	255%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	30%
Industrials	19
Information Technology	12
Financials	12
Materials	10
Health Care	6
Consumer Staples	5
Consumer Discretionary	3
Energy	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000127094 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Event-Driven Fund
Class Name	Class A
Trading Symbol	WCERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Event-Driven Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Event-Driven Fund Class A / WCERX	$185	1.78%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were United States Steel/Nippon Steel, Hess/Chevron, SPACs, Calumet Specialty Products, and IAC/Interactive. The biggest detractors from performance during the period were Pan American Silver, Becton, Dickinson & Co., Macro Portfolio Hedge, Vivendi, and Endeavor Group Holdings/Silver Lake Management. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
United States Steel/Nippon Steel	Positive	The transaction, valued at $14.9 billion, was completed in June 2025.
Hess/Chevron	Positive	The transaction, valued at $53 billion, was completed in July 2025.
Pan American Silver	Negative	The Fund suffered a loss due to the widening gap between the value of its Pan American Silver contingent value rights (CVRs)—which may pay out if the Escobal Mine in Guatemala reopens around 2029—and its short position in the company’s stock. Pan American Silver’s strong stock rally during the year reduced the relative value of the CVRs and drove the Fund’s loss.

Becton, Dickinson	Negative	In February 2025, the company announced plans to spin off its Life Sciences business in 2026. However, as the year went on, the business’s fundamentals weakened, so the Fund sold the stock in order to redeploy its capital elsewhere.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 22, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Westchester Event-Driven Fund (Class A/WCERX) at NAV(1)	7.62%	2.88%	4.55%
Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP(2),(3)	1.70%	1.72%	3.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.90%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.44%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Mar. 22, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 129,649,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,483,000
Investment Company Portfolio Turnover	255.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$129,649
Total number of portfolio holdings	61
Total number of deals	51
Total advisory fee paid (‘000s)	$1,483
Portfolio turnover rate as of the end of the reporting period	255%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	30%
Industrials	19
Information Technology	12
Financials	12
Materials	10
Health Care	6
Consumer Staples	5
Consumer Discretionary	3
Energy	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000194736 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class A
Trading Symbol	WCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class A / WCFRX	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Dun & Bradstreet/Clearlake Capital Group, Frontier Communications/Verizon Communications, ams-OSRAM AG, and United States Steel/Nippon Steel. The biggest detractors from performance during the period were Mobius Merger Sub, Algoma Steel, Core Scientific/CoreWeave, DigitalBridge Group/SoftBank Group, and Encavis AG/KKR & Co. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	SPACs made a positive contribution to Fund performance throughout 2025, largely due to accretion in the values of these trusts. SPACs also benefited from investor enthusiasm for companies that were targets for their acquisitions. As deals were announced and SPACs traded higher, the Fund sold certain positions and realized significant gains.

Dun & Bradstreet Holdings/Clearlake Capital Group	Positive	In March 2025, Clearlake, a private equity firm, agreed to acquire Dun & Bradstreet. The deal was completed in August 2025.
Mobius Merger Sub (formerly MoneyGram International)	Negative	Following the 2023 acquisition by Madison Dearborn through Mobius Merger Sub, MoneyGram operated with a materially different capital structure. The company’s senior secured notes traded lower amid weaker remittance volumes, inflationary pressures on lower-income consumers, and tariff-related disruptions to cross-border money flows.

Algoma Steel	Negative	The imposition of a 20% tariff on Canadian steel imports by the U.S. triggered a sharp selloff, driving the bonds of Algoma Steel lower. Despite the company’s solid balance sheet, we expected the tariff situation to worsen before improving, and sold the position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 29, 2017) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class A/WCFRX) at NAV(1)	4.37%	4.35%	5.75%
Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP(2),(3)	(1.37)%	3.18%	5.01%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.74%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 92,341,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 936,000
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,341
Total number of portfolio holdings	31
Total number of deals	31
Total advisory fee paid (‘000s)	$936
Portfolio turnover rate as of the end of the reporting period	126%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	26%
Information Technology	23
Industrials	14
Financials	12
Materials	8
Energy	5
Consumer Discretionary	5
Health Care	4
Real Estate	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000194735 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Westchester Credit Event Fund
Class Name	Class I
Trading Symbol	WCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Westchester Credit Event Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Westchester Credit Event Fund Class I / WCFIX	$147	1.44%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Dun & Bradstreet/Clearlake Capital Group, Frontier Communications/Verizon Communications, ams-OSRAM AG, and United States Steel/Nippon Steel. The biggest detractors from performance during the period were Mobius Merger Sub, Algoma Steel, Core Scientific/CoreWeave, DigitalBridge Group/SoftBank Group, and Encavis AG/KKR & Co. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	SPACs made a positive contribution to Fund performance throughout 2025, largely due to accretion in the values of these trusts. SPACs also benefited from investor enthusiasm for companies that were targets for their acquisitions. As deals were announced and SPACs traded higher, the Fund sold certain positions and realized significant gains.

Dun & Bradstreet Holdings/Clearlake Capital Group	Positive	In March 2025, Clearlake, a private equity firm, agreed to acquire Dun & Bradstreet. The deal was completed in August 2025.
Mobius Merger Sub (formerly MoneyGram International)	Negative	Following the 2023 acquisition by Madison Dearborn through Mobius Merger Sub, MoneyGram operated with a materially different capital structure. The company’s senior secured notes traded lower amid weaker remittance volumes, inflationary pressures on lower-income consumers, and tariff-related disruptions to cross-border money flows.

Algoma Steel	Negative	The imposition of a 20% tariff on Canadian steel imports by the U.S. triggered a sharp selloff, driving the bonds of Algoma Steel lower. Despite the company’s solid balance sheet, we expected the tariff situation to worsen before improving, and sold the position.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 29, 2017). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Westchester Credit Event Fund (Class I/WCFIX) at NAV(1)	4.63%	4.65%	5.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.74%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.58%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 92,341,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 936,000
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,341
Total number of portfolio holdings	31
Total number of deals	31
Total advisory fee paid (‘000s)	$936
Portfolio turnover rate as of the end of the reporting period	126%

Holdings [Text Block]
Asset Allocation(1)
Communication Services	26%
Information Technology	23
Industrials	14
Financials	12
Materials	8
Energy	5
Consumer Discretionary	5
Health Care	4
Real Estate	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.